Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE DISCLOSURE
As required by Item 402(v) of Regulation
S-K
of the Exchange Act (“Item 402(v)”), we are providing the
following
pay versus performance disclosure. It does not necessarily reflect value actually realized by our named executive officers or how the Compensation Committee evaluates compensation decisions in light of Company or individual performance. For a dis cu
ssion of how the Compensation Committee seeks to align pay with performance when making compensation decisions, please see
“Compensation Discussion and Analysis”
above. The following tables and related disclosures provide information about (i) the total compensation of our principal executive officers (each, a “PEO” and together, the “PEOs”) and our non-PEO
named executive officers (collectively, the “Other NEOs”) as presented in the
Summary Compensation Table
above, (ii) the “compensation actually paid” (“CAP”) to our PEOs and our Other NEOs, as calculated pursuant
to Item 402(v), (iii) certain financial
performance
measures, and (iv) the relationship of the CAP to those financial performance measures.

Fiscal Year (1)	Summary Compensation Table Total for PEO Sima Sistani (2) ($)	Summary Compensation Table Total for PEO Mindy Grossman (3) ($)	Compensation Actually Paid to PEO Sima Sistani (2)(4)(8) ($)	Compensation Actually Paid to PEO Mindy Grossman (3)(5)(8) ($)	Average Summary Compensation Table Total for Other NEOs (6) ($)	Average Compensation Actually Paid to Other NEOs (6)(7)(8) ($)	Value of Initial Fixed $100 Investment Based On: (9)		Net (Loss) Income ($ in millions)	Plan Adjusted Operating Income (11) ($ in millions)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return (10) ($)
2022	$11,418,410	$1,630,551	$3,856,790	$1,217,397	$1,090,448	$209,927	$10.26	$109.61	($251.40)	$154.55
2021	—	$5,137,456	—	($ 234,538)	$1,894,726	$757,609	$42.86	$137.77	$ 66.89	$196.29
2020	—	$6,344,329	—	($6,083,231)	$1,849,339	$1,284,001	$64.85	$119.99	$ 75.08	$216.16

(1)	Fiscal 2020 consisted of a 53-week period.

(2)	Ms. Sistani commenced serving as our PEO on March 21, 2022.

(3)	Ms. Grossman served as our PEO during fiscal 2020, fiscal 2021, and for the portion of fiscal 2022 preceding Ms. Sistani’s appointment.

(4)
In accordance with the requirements of Item 402(v)(2)(iii), the following adjustments were made to the amounts reported for Ms. Sistani in the
Summary Compensation Table
above. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by, or paid to, Ms. Sistani during fiscal 2022.

Description	Fiscal 2022 ($)
Reported Summary Compensation Total	$11,418,410
Change in Pension Value Deduction	—
Pension Service Cost Addition	—
Prior Pension Service Cost Addition	—
Reported Stock and Option Awards Deduction	($ 9,013,195)
Stock and Option Awards Adjustment (a)	$ 1,451,575
Compensation Actually Paid	$ 3,856,790

(a)	For fiscal 2022, the amounts added or deducted in calculating the stock and option awards adjustments include:

Fiscal Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Stock and Option Awards Adjustment
2022	$1,451,575	—	—	—	—	—	$1,451,575

75
(5)
In accordance with the requirements of Item 402(v)(2)(iii), the following adjustments were made to the amounts reported for Ms. Grossman in the
Summary Compensation Table
above. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by, or paid to, Ms. Grossman during the applicable fiscal years.

Description	Fiscal 2020 ($)	Fiscal 2021 ($)	Fiscal 2022 ($)
Reported Summary Compensation Total	$6,344,329	$5,137,456	$1,630,551
Change in Pension Value Deduction	—	—	—
Pension Service Cost Addition	—	—	—
Prior Pension Service Cost Addition	—	—	—
Reported Stock and Option Awards Deduction	($4,789,925)	($3,130,976)	—
Stock and Option Awards Adjustment (a)	($7,637,635)	($2,241,018)	($ 413,154)
Compensation Actually Paid	($6,083,231)	($ 234,538)	$1,217,397

(a)	For each covered fiscal year, the amounts added or deducted in calculating the stock and option awards adjustments include:

Fiscal Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Stock and Option Awards Adjustment
2022	—	—	—	($ 413,154)	—	—	($413,154)
2021	$293,840	($440,485)	—	$2,923,052	($5,017,425)	—	($2,241,018)
2020	$6,484,939	($8,432,046)	—	($5,690,528)	—	—	($7,637,635)

(6)	The dollar amounts reported in this column represent the average of the total amounts reported for our Other NEOs for each corresponding fiscal year as follows:

•	Fiscal 2022: Heather Stark; Amy O’Keefe; Michael F. Colosi; Michael Lysaght; Amanda Tolleson; and Nicholas P. Hotchkin.

•	Fiscal 2021: Amy O’Keefe; Nicholas P. Hotchkin; Michael F. Colosi; Michael Lysaght; and Gail B. Tifford.

•	Fiscal 2020: Amy O’Keefe; Nicholas P. Hotchkin; Michael F. Colosi; Gail B. Tifford; and Corinne Pollier (-Bousquet).

(7)
In accordance with the requirements of Item 402(v)(2)(iii), when calculating the “average compensation actually paid” for our Other NEOs the following adjustments were made to the amounts reported in the
Summary Compensation Table
above. Importantly, the dollar amounts do not reflect the actual average amount of compensation earned by, or paid to, our Other NEOs as a group during the applicable fiscal year.

Description	Fiscal 2020 ($)	Fiscal 2021 ($)	Fiscal 2022 ($)
Average Reported Summary Compensation Total	$1,849,339	$1,894,726	$1,090,448
Average Change in Pension Value Deduction	—	—	—
Average Pension Service Cost Addition	—	—	—
Average Prior Pension Service Cost Addition	—	—	—
Average Reported Stock and Option Awards Deduction	($ 918,400)	($ 977,098)	($ 342,978)
Average Stock and Option Awards Adjustment (a)	$ 353,062	($ 160,019)	($ 537,543)
Average Compensation Actually Paid to Other NEOs	$1,284,001	$ 757,609	$ 209,927

76
(a)	For each covered fiscal year, the amounts added or deducted in calculating the stock and option awards adjustments include:

Fiscal Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Stock and Option Awards Adjustment
2022	$100,327	($167,160)	—	($119,362)	($351,348)	—	($537,543)
2021	$426,294	($374,598)	—	$ 35,991	($247,706)	—	($160,019)
2020	$1,170,242	($559,088)	—	($258,092)	—	—	$353,062

(8)	When calculating amounts of “compensation actually paid” for purposes of this table:

•
The fair value of each stock option award was estimated as of the relevant valuation date in accordance with FASB ASC Topic 718 using a variation of the Black-Scholes option pricing model and the key input variables (assumptions) of that model as described in Note 12 of the Consolidated Financial Statements in our Annual Report on Form
10-K
for fiscal 2022. The assumptions used were not materially changed from those described in Note 12 but were updated at each valuation date to reflect the then-current value of each variable.

•
The fair value of PSU awards was estimated at each valuation date using: (a) the closing price of our Common Stock on the relevant valuation date and (b) an adjustment to reflect actual performance for any completed performance year and an assumption regarding attainment of the performance goals for the remaining performance period.

•
The fair value of RSU awards was estimated at each valuation date using the closing price of our Common Stock on the relevant valuation date or, if the market was closed on such date, the last trading day that immediately preceded the relevant valuation date.

(9)
Total shareholder return as calculated is based on a fixed investment of $100 measured from the market close on December 27, 2019 (the last trading day of fiscal 2019) through and including the end of the fiscal year for each year reported in the table as required by Item 402(v) and that all dividends, as applicable, were reinvested.

(10)	Total shareholder return for the Russell 2000 Index.

(11)
For fiscal 2022, as described in
“Compensation Discussion and Analysis—Executive Compensation Framework and 2022 Compensation Decisions—Cash Bonuses—Annual, Performance-Based Cash Bonus”
above, the Compensation Committee determined that operating income, as used under the Company’s 2022 annual, performance-based cash bonus plan, continues to be viewed as a core driver of the Company’s performance and shareholder value creation and, accordingly, the Compensation Committee selected it as the Company-Selected Measure as defined under Item 402(v). Operating Income is presented as adjusted for bonus purposes, see
“Compensation Discussion and Analysis—Executive Compensation Framework and 2022 Compensation Decisions—Cash Bonuses—Annual, Performance-Based Cash Bonus”
above for details on the adjustments to fiscal 2022 reported operating loss of $283.0 million to exclude the impact of impairment and restructuring charges and the negative impact of a tax reserve reassessment as approved by the Compensation Committee. The Compensation Committee made no adjustments to full year fiscal 2020 and fiscal 2021 reported operating income under the Company’s fiscal 2020 and fiscal 2021 annual, performance-based cash bonus plans.

Company Selected Measure Name	PlanAdjustedOperatingIncome
Named Executive Officers, Footnote [Text Block]
(6)	The dollar amounts reported in this column represent the average of the total amounts reported for our Other NEOs for each corresponding fiscal year as follows:

•	Fiscal 2022: Heather Stark; Amy O’Keefe; Michael F. Colosi; Michael Lysaght; Amanda Tolleson; and Nicholas P. Hotchkin.

•	Fiscal 2021: Amy O’Keefe; Nicholas P. Hotchkin; Michael F. Colosi; Michael Lysaght; and Gail B. Tifford.

•	Fiscal 2020: Amy O’Keefe; Nicholas P. Hotchkin; Michael F. Colosi; Gail B. Tifford; and Corinne Pollier (-Bousquet).

Peer Group Issuers, Footnote [Text Block]	Total shareholder return for the Russell 2000 Index.
Adjustment To PEO Compensation, Footnote [Text Block]
(4)
In accordance with the requirements of Item 402(v)(2)(iii), the following adjustments were made to the amounts reported for Ms. Sistani in the
Summary Compensation Table
above. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by, or paid to, Ms. Sistani during fiscal 2022.

Description	Fiscal 2022 ($)
Reported Summary Compensation Total	$11,418,410
Change in Pension Value Deduction	—
Pension Service Cost Addition	—
Prior Pension Service Cost Addition	—
Reported Stock and Option Awards Deduction	($ 9,013,195)
Stock and Option Awards Adjustment (a)	$ 1,451,575
Compensation Actually Paid	$ 3,856,790

(a)	For fiscal 2022, the amounts added or deducted in calculating the stock and option awards adjustments include:

Fiscal Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Stock and Option Awards Adjustment
2022	$1,451,575	—	—	—	—	—	$1,451,575

75
(5)
In accordance with the requirements of Item 402(v)(2)(iii), the following adjustments were made to the amounts reported for Ms. Grossman in the
Summary Compensation Table
above. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by, or paid to, Ms. Grossman during the applicable fiscal years.

Description	Fiscal 2020 ($)	Fiscal 2021 ($)	Fiscal 2022 ($)
Reported Summary Compensation Total	$6,344,329	$5,137,456	$1,630,551
Change in Pension Value Deduction	—	—	—
Pension Service Cost Addition	—	—	—
Prior Pension Service Cost Addition	—	—	—
Reported Stock and Option Awards Deduction	($4,789,925)	($3,130,976)	—
Stock and Option Awards Adjustment (a)	($7,637,635)	($2,241,018)	($ 413,154)
Compensation Actually Paid	($6,083,231)	($ 234,538)	$1,217,397

(a)	For each covered fiscal year, the amounts added or deducted in calculating the stock and option awards adjustments include:

Fiscal Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Stock and Option Awards Adjustment
2022	—	—	—	($ 413,154)	—	—	($413,154)
2021	$293,840	($440,485)	—	$2,923,052	($5,017,425)	—	($2,241,018)
2020	$6,484,939	($8,432,046)	—	($5,690,528)	—	—	($7,637,635)

Non-PEO NEO Average Total Compensation Amount	$ 1,090,448	$ 1,894,726	$ 1,849,339
Non-PEO NEO Average Compensation Actually Paid Amount	$ 209,927	757,609	1,284,001
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(7)
In accordance with the requirements of Item 402(v)(2)(iii), when calculating the “average compensation actually paid” for our Other NEOs the following adjustments were made to the amounts reported in the
Summary Compensation Table
above. Importantly, the dollar amounts do not reflect the actual average amount of compensation earned by, or paid to, our Other NEOs as a group during the applicable fiscal year.

Description	Fiscal 2020 ($)	Fiscal 2021 ($)	Fiscal 2022 ($)
Average Reported Summary Compensation Total	$1,849,339	$1,894,726	$1,090,448
Average Change in Pension Value Deduction	—	—	—
Average Pension Service Cost Addition	—	—	—
Average Prior Pension Service Cost Addition	—	—	—
Average Reported Stock and Option Awards Deduction	($ 918,400)	($ 977,098)	($ 342,978)
Average Stock and Option Awards Adjustment (a)	$ 353,062	($ 160,019)	($ 537,543)
Average Compensation Actually Paid to Other NEOs	$1,284,001	$ 757,609	$ 209,927

76
(a)	For each covered fiscal year, the amounts added or deducted in calculating the stock and option awards adjustments include:

Fiscal Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Stock and Option Awards Adjustment
2022	$100,327	($167,160)	—	($119,362)	($351,348)	—	($537,543)
2021	$426,294	($374,598)	—	$ 35,991	($247,706)	—	($160,019)
2020	$1,170,242	($559,088)	—	($258,092)	—	—	$353,062

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Total Shareholder Return
The following chart shows the relationship between (1) the compensation actually paid to our PEOs and the average compensation actually paid to the Other NEOs (each as calculated pursuant to Item 402(v)(2)(iii))
and
(2) the cumulative total shareholder return of the Company for its last three completed fiscal years. The chart also provides a comparison of the Company’s total shareholder return to the Russell 2000 Index (“Peer Group”) total shareholder return for the three-year period.

Compensation Actually Paid vs. Net Income [Text Block]
Net (Loss) Income
The following chart shows the relationship between (1) the compensation actually paid to our PEOs and the average compensation actually paid to the Other NEOs (each as calculated pursuant to Item 402(v)(2)(iii)) and (2) the net (loss) income of the Company for the last three fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Plan Adjusted Operating Income
The following chart shows the relationship between (1) the compensation actually paid to our PEOs and the average compensation actually paid to our Other NEOs (each as calculated pursuant to Item 402(v)(2)(iii)) and (2) operating income, as adjusted for bonus purposes, of the Company for the last three fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return
The following chart shows the relationship between (1) the compensation actually paid to our PEOs and the average compensation actually paid to the Other NEOs (each as calculated pursuant to Item 402(v)(2)(iii))
and
(2) the cumulative total shareholder return of the Company for its last three completed fiscal years. The chart also provides a comparison of the Company’s total shareholder return to the Russell 2000 Index (“Peer Group”) total shareholder return for the three-year period.

Tabular List [Table Text Block]
Tabular List of Financial Performance Measures
For purposes of Item 402(v), we have identified the following performance measures, which the Compensation Committee considered, among others, when making executive compensation decisions for performance year 2022, in response to the Tabular List disclosure requiremen
t
pursuant to Item 402(v)(6).

•	Plan Adjusted Operating Income

•	Revenue

•	End of Period Subscribers

Total Shareholder Return Amount	$ 10.26	42.86	64.85
Peer Group Total Shareholder Return Amount	109.61	137.77	119.99
Net Income (Loss)	$ (251,400,000)	$ 66,890,000	$ 75,080,000.00
Company Selected Measure Amount	154,550,000	196,290,000	216,160,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Plan Adjusted Operating Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	End of Period Subscribers
Ms. Sistani [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 11,418,410	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 3,856,790	0	0
PEO Name	Ms. Sistani
Ms. Grossman [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 1,630,551	5,137,456	6,344,329
PEO Actually Paid Compensation Amount	$ 1,217,397	$ (234,538)	$ (6,083,231)
PEO Name	Ms. Grossman	Ms. Grossman	Ms. Grossman
PEO [Member] | Ms. Sistani [Member] | Change in Pension Value Deduction [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0
PEO [Member] | Ms. Sistani [Member] | Pension Service Cost Addition [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Ms. Sistani [Member] | Prior Pension Service Cost Addition [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Ms. Sistani [Member] | Reported Stock and Option Awards Deduction [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,013,195)
PEO [Member] | Ms. Sistani [Member] | Stock and Option Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,451,575
PEO [Member] | Ms. Sistani [Member] | Year End Fair Value of Unvested Equity Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,451,575
PEO [Member] | Ms. Sistani [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Ms. Sistani [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Ms. Sistani [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Ms. Sistani [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Ms. Sistani [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Ms. Grossman [Member] | Change in Pension Value Deduction [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	$ 0	$ 0
PEO [Member] | Ms. Grossman [Member] | Pension Service Cost Addition [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Ms. Grossman [Member] | Prior Pension Service Cost Addition [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Ms. Grossman [Member] | Reported Stock and Option Awards Deduction [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(3,130,976)	(4,789,925)
PEO [Member] | Ms. Grossman [Member] | Stock and Option Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(413,154)	(2,241,018)	(7,637,635)
PEO [Member] | Ms. Grossman [Member] | Year End Fair Value of Unvested Equity Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	293,840	6,484,939
PEO [Member] | Ms. Grossman [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(440,485)	(8,432,046)
PEO [Member] | Ms. Grossman [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Ms. Grossman [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(413,154)	2,923,052	(5,690,528)
PEO [Member] | Ms. Grossman [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(5,017,425)	0
PEO [Member] | Ms. Grossman [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Average Change in Pension Value Deduction [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Average Pension Service Cost Addition [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Average Prior Pension Service Cost Addition [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Average Reported Stock and Option Awards Deduction [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(342,978)	(977,098)	(918,400)
Non-PEO NEO [Member] | Average Stock and Option Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(537,543)	(160,019)	353,062
Non-PEO NEO [Member] | Year End Fair Value of Unvested Equity Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	100,327	426,294	1,170,242
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(167,160)	(374,598)	(559,088)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(119,362)	35,991	(258,092)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(351,348)	(247,706)	0
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0